Hoya Capital High Dividend Yield ETF
Schedule of Investments
May 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 86.7%
	Dividend Champions - 15.5%
36,094	Apple Hospitality REIT, Inc.	$524,446
8,606	Boston Properties, Inc.	418,854
4,344	Crown Castle, Inc.	491,784
5,492	Digital Realty Trust, Inc.	562,710
9,653	Equity Residential	586,902
3,783	Extra Space Storage, Inc.	545,773
11,853	Gaming and Leisure Properties, Inc.	570,603
13,050	National Retail Properties, Inc.	555,147
5,065	Simon Property Group, Inc.	532,585
7,530	WP Carey, Inc.	522,281
		5,311,085
	Large-Cap REITs - 14.9%
64,087	AGNC Investment Corporation	588,960
29,258	Annaly Capital Management, Inc.	552,391
24,410	Blackstone Mortgage Trust, Inc. - Class A	444,018
30,807	Healthcare Realty Trust, Inc.	573,318
47,791	Medical Properties Trust, Inc.	394,276
19,631	Omega Healthcare Investors, Inc.	585,200
69,204	Rithm Capital Corporation	563,321
14,399	Spirit Realty Capital, Inc.	562,425
28,897	Starwood Property Trust, Inc.	507,142
24,632	Vornado Realty Trust	334,010
		5,105,061
	Mid-Cap REITs - 27.3% (a)
1,922	Alexander’s, Inc.	315,515
40,659	Apollo Commercial Real Estate Finance, Inc.	410,249
33,220	Arbor Realty Trust, Inc.	418,904
27,969	Broadstone Net Lease, Inc.	438,554
25,277	CareTrust REIT, Inc.	490,374
74,455	Chimera Investment Corporation	358,873
30,642	Easterly Government Properties, Inc.	425,311
11,856	EPR Properties	494,514
36,469	Global Net Lease, Inc.	350,832
16,757	Highwoods Properties, Inc.	346,535
44,350	Hudson Pacific Properties, Inc.	207,114
4,076	Innovative Industrial Properties, Inc.	269,424
29,431	KKR Real Estate Finance Trust, Inc.	330,510
43,934	Ladder Capital Corporation	418,691
12,470	LTC Properties, Inc.	400,412
8,746	National Health Investors, Inc.	455,754
27,215	Outfront Media, Inc.	389,719
31,717	PennyMac Mortgage Investment Trust	369,186
33,504	Physicians Realty Trust	457,664
47,229	Piedmont Office Realty Trust, Inc.	294,237
37,036	Ready Capital Corporation	374,434
38,678	Sabra Health Care REIT, Inc.	435,514
11,821	SL Green Realty Corporation	273,420
30,029	Two Harbors Investment Corporation	373,561
66,018	Uniti Group, Inc.	245,587
		9,344,888
	Small-Cap REITs - 29.0% (a)
28,885	AFC Gamma, Inc.	331,311
39,932	Ares Commercial Real Estate Corporation	366,975
40,020	Armada Hoffler Properties, Inc.	441,821
85,554	ARMOUR Residential REIT, Inc.	429,481
74,533	Brandywine Realty Trust	290,679
68,592	BrightSpire Capital, Inc.	406,065
83,067	Cherry Hill Mortgage Investment Corporation	407,859
48,829	City Office REIT, Inc.	221,195
23,719	CTO Realty Growth, Inc.	378,081
33,189	Franklin BSP Realty Trust, Inc.	447,720
26,020	Gladstone Commercial Corporation	304,174
51,122	Global Medical REIT, Inc.	445,784
80,880	Granite Point Mortgage Trust, Inc.	377,709
36,828	Invesco Mortgage Capital, Inc.	390,377
44,293	MFA Financial, Inc.	468,620
73,921	Necessity Retail REIT, Inc.	472,355
43,919	New York Mortgage Trust, Inc.	429,089
31,890	Office Properties Income Trust	230,884
20,080	One Liberty Properties, Inc.	401,801
46,033	Orchid Island Capital, Inc.	458,949
30,722	Postal Realty Trust, Inc. - Class A	450,999
137,542	Sachem Capital Corporation	426,380
63,239	Service Properties Trust	519,192
68,392	TPG RE Finance Trust, Inc.	432,921
9,333	Universal Health Realty Income Trust	407,665
		9,938,086
	TOTAL COMMON STOCKS (Cost $39,979,121)	29,699,120

	PREFERRED STOCKS - 11.9%
	Preferreds Issued by U.S. REITs - 11.9%
	AGNC Investment Corporation
5,491	Series C, 10.371% (3 mo. LIBOR US 5.111%), Perpetual	137,605
6,410	Series E, 6.500%, Perpetual (b)	141,148
		278,753
	Annaly Capital Management, Inc.
5,450	Series F, 10.152% (3 mo. LIBOR US + 4.993%), Perpetual	134,070
5,794	Series G, 9.331% (3 mo. LIBOR US + 4.172%), Perpetual	137,318
5,811	Series I, 6.750%, Perpetual (b)	135,338
		406,726
	ARMOUR Residential REIT, Inc.
6,641	Series C, 7.000%, Perpetual	132,754
		132,754
	Chimera Investment Corporation
6,592	Series B, 8.000%, Perpetual (b)	131,576
7,239	Series C, 7.750%, Perpetual (b)	132,112
6,845	Series D, 8.000%, Perpetual (b)	133,135
		396,823
	DiamondRock Hospitality Company
5,455	8.250%, Perpetual	142,321
		142,321
	DigitalBridge Group, Inc.
7,361	Series I, 7.150%, Perpetual	149,575
7,307	Series J, 7.125%, Perpetual	149,282
		298,857
	Global Net Lease, Inc.
6,433	Series A, 7.250%, Perpetual	120,040
		120,040
	Hersha Hospitality Trust
6,921	Series D, 6.500%, Perpetual	137,382
		137,382
	Invesco Mortgage Capital, Inc.
6,850	Series C, 7.500%, Perpetual (b)	134,260
		134,260
	KKR Real Estate Finance Trust, Inc.
7,648	Series A, 6.500%, Perpetual	130,475
		130,475
	MFA Financial, Inc.
7,316	Series C, 6.500%, Perpetual (b)	133,590
		133,590
	Necessity Retail REIT, Inc.
6,496	Series A, 7.500%, Perpetual	128,036
		128,036
	New York Mortgage Trust, Inc.
6,836	Series D, 8.000%, Perpetual (b)	132,277
6,511	Series E, 7.875%, Perpetual (b)	134,973
		267,250
	PennyMac Mortgage Investment Trust
6,083	Series B, 8.000%, Perpetual (b)	137,354
7,478	Series C, 6.750%, Perpetual	136,698
		274,052
	Rithm Capital Corporation
6,630	Series B, 7.125%, Perpetual (b)	137,904
7,350	Series C, 6.375%, Perpetual (b)	135,828
6,983	Series D, 7.000%, Perpetual (b)	136,099
		409,831
	RLJ Lodging Trust
5,551	Series A, 1.950%, Perpetual (c)	130,171
		130,171
	SITE Centers Corporation
6,138	Series A, 6.375%, Perpetual	140,928
		140,928
	Summit Hotel Properties, Inc.
7,503	Series E, 6.250%, Perpetual	139,556
		139,556
	Two Harbors Investment Corporation
7,294	Series B, 7.625%, Perpetual (b)	143,473
7,269	Series C, 7.250%, Perpetual (b)	142,472
		285,945
	TOTAL PREFERRED STOCKS (Cost $4,481,911)	4,087,750

	SHORT-TERM INVESTMENTS - 1.2%
420,936	First American Government Obligations Fund - Class X, 4.97% (d)	420,936
	TOTAL SHORT-TERM INVESTMENTS (COST $420,936)	420,936
	TOTAL INVESTMENTS - 99.8% (Cost $44,881,968)	34,207,806
	Other Assets in Excess of Liabilities - 0.2%	71,073
	NET ASSETS - 100.0%	$34,278,879

Percentages are stated as a percent of net assets.
The Fund’s security classifications are defined by the Fund’s Adviser.
(a)
The Fund’s Index, and consequently the Fund, is expected to concentrate its investments in real estate-related industries. The value of the Fund’s shares may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

(b) Variable security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. Rate disclosed is the rate in effect as of May 31, 2023.
(c) Convertible security.
(d) Rate shown is the annualized seven-day yield as of May 31, 2023.
REIT - Real Estate Investment Trust
LIBOR - London Interbank Offered Rate

Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$29,699,120	$-	$-	$29,699,120
Preferred Stocks	4,087,750	-	-	4,087,750
Short-Term Investments	420,936	-	-	420,936
Total Investments in Securities	$34,207,806	$-	$-	$34,207,806
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended May 31, 2023, the Fund did not recognize any transfers to or from Level 3.